Preferred shares - Narrative (Detail) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Mar. 12, 2017	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016
Business Acquisition [Line Items]
Purchase of cumulative redeemable preferred shares		$ 239,492	$ 0
Face value		0		$ 239,492
Associated PIK dividends		$ 114,381	$ 0
Recapitalization Merger
Business Acquisition [Line Items]
Purchase price per share (in dollars per share)	$ 8.40
Purchase of cumulative redeemable preferred shares	$ 353,873
Face value	239,500
Associated PIK dividends	$ 114,400